Risk information - Foreign currency position (Details) - Currency risk kr in Millions	Dec. 31, 2024 SEK (kr) $ / kr $ / kr SFr / kr $ / kr € / kr £ / kr R$ / kr	Dec. 31, 2023 SEK (kr) € / kr R$ / kr $ / kr SFr / kr $ / kr $ / kr £ / kr
EUR
Risk information
Exchange rate | € / kr	11.4822	11.1091
Share at year-end (as a %)	1.20%	0.00%
Currency position	kr 297	kr (2)
USD
Risk information
Exchange rate | $ / kr	11.0488	10.0332
Share at year-end (as a %)	0.80%	1.70%
Currency position	kr (210)	kr (423)
AUD
Risk information
Exchange rate | $ / kr	6.8684	6.841
Share at year-end (as a %)	0.70%	1.10%
Currency position	kr 187	kr 271
MXN
Risk information
Exchange rate | $ / kr	0.5406	0.5938
Share at year-end (as a %)	0.40%	0.50%
Currency position	kr (107)	kr (116)
GBP
Risk information
Exchange rate | £ / kr	13.8574	12.7874
Share at year-end (as a %)	0.20%	0.30%
Currency position	kr (59)	kr (62)
BRL
Risk information
Exchange rate | R$ / kr	1.7876	2.0687
Share at year-end (as a %)	0.10%	0.30%
Currency position	kr (19)	kr (62)
CHF
Risk information
Exchange rate | SFr / kr	12.1929	11.9767
Share at year-end (as a %)	0.00%	0.30%
Currency position	kr 11	kr 62
Other currencies
Risk information
Share at year-end (as a %)	0.80%	1.10%
Currency position	kr (50)	kr (78)
Foreign currencies
Risk information
Share at year-end (as a %)	4.20%	5.30%
Currency position	kr 50	kr (410)
Currency positions excluding unrealized changes in fair value	kr 47	kr (7)